Schedule of Key Management Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Disclosure of transactions between related parties [abstract]
a) Paid or accrued professional fees to a company controlled by an officer of the Company	$ 79,121	$ 8,547	$ 98,294	$ 17,094
b) Paid or accrued consulting fees to companies controlled by individual directors.	16,460	7,786	37,672	15,926
c) Paid or accrued wages and consulting fees to directors	243,297	91,489	455,405	200,936
d) Share based compensation to directors and officers	$ 1,045,957		$ 1,045,957